UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY TRUST II -SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP GROWTH
OPPORTUNITIES FUND

SEMI-ANNUAL REPORT | APRIL 30, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • April 30, 2004

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES FUND

What’s Inside

Letter From the Chairman	1
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18

TEAM MANAGED

A team of individuals employed by the
manager now manages the day-to-day
operations of the Fund.

FUND OBJECTIVE

The fund seeks long-term capital
growth. Dividend income, if any, is
incidental to this goal. The fund seeks
to achieve its investment objective by
normally investing at least 80% of its
net assets in equity securities of U.S.
small cap companies with small market
capitalizations and related investments.
In selecting investments, the manager
looks for issuers that have a predictable,
growing demand for their products or
services, and issuers with a dominant
position in a niche market or whose
customers are very large corporations.

FUND FACTS

FUND INCEPTION

June 21, 1995

L E T T E R  F R O M  T H E  C H A I R M A N

Dear Shareholder,

For the six months ended April 30, 2004, an improving U.S. economy helped extend a robust rally in the equity markets. Both large- and small-capitalization stocks rose during the period with the large-cap S&P 500 Index up 6.27% and the small-cap Russell 2000 Index up 6.54%.The returns were strong, but more moderate than those achieved during the prior six-month period. Among small-cap stocks, value stocks outperformed growth stocks, with the Russell 2000 Value Index rising 9.09% versus 4.01% for the Russell 2000 Growth Index. Compared to most of 2003, market leadership shifted from the most aggressive stocks to the more conservative stocks. Nevertheless, strength was broadly based, with eight out of ten sectors within the Russell 2000 Growth Index generating positive returns.The strongest performance came from the energy, basic materials and consumer staples sectors. In contrast, the technology and telecommunications sectors, which led much of the prior six-month period, generated negative returns.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2004
(excluding sales charges)
(Unaudited)

6 Months

Class A Shares	6.53%

Russell 2000 Growth Index	4.01%

Lipper Small-Cap Growth Funds Category Average	1.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 6.05%, Class C shares returned 6.11% and Class Y shares returned 6.62% over the six months ended April 30, 2004.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on Smith Barney Class C shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 509 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

1 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Small Cap Growth Opportunities Fund, excluding sales charges, returned 6.53%.These shares outperformed the fund’s unmanaged benchmark, the Russell 2000 Growth Index,i which returned 4.01% for the same period.These shares also outperformed the fund’s Lipper small-cap growth funds category average, which returned 1.71% for the same period.1

Factors that Affected Fund Performance

The fund’s outperformance relative to its benchmark was driven by strong stock selection in the technology, healthcare and consumer discretionary sectors, which offset weak stock selection in the energy and telecommunications sectors.

The strongest contributors to performance included DJ Orthopedics Inc., a medical device company, Novell, Inc., a computer networking company, and CSG Systems International, Inc., a billing solutions company for cable television and direct broadcasting companies.The largest detractors from performance included Enterasys Networks, Inc., a networking solutions company, and Cray, Inc., a developer of high performance computer systems.

Special Shareholder Notice

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market tming and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 14, 2004

1   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 509 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please refer to pages 4 through 9 for a list and percentage breakdown of the fund’s holdings.

Portfolio holdings and breakdowns are as of April 30, 2004, are subject to change and may not be representative of the portfolio manager’s current or future investments. The fund’s top ten holdings as of this date were: QLT Inc. (2.67%), NPS Pharmaceuticals, Inc. (2.21%), Zarlink Semiconductor Inc. (2.11%), Abgenix, Inc. (1.97%), Electronics for Imaging, Inc. (1.69%), DJ Orthopedics Inc. (1.59%), CSG Systems International, Inc. (1.57%), United Therapeutics (1.55%), Transkaryotic Therapies, Inc. (1.55%), Nektar Therapeutics (1.52%).

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five sector holdings as a percentage of net assets as of April 30, 2004 were: Information Technology (28.65%); Health Care (22.18%); Financials (11.30%); Consumer Discretionary (10.12%); Industrials (6.09%). The fund’s portfolio composition is subject to change at any time.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

3 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited)		April 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCKS — 94.1%
CONSUMER DISCRETIONARY — 10.3%
Hotels Restaurants & Leisure — 2.7%
3,652	Applebee’s International, Inc.	$141,625
5,000	CBRL Group, Inc.	187,750
5,510	O’ Charley’s Inc.*	104,084
6,240	Red Robin Gourmet Burgers Inc.*	179,400
8,681	Station Casinos, Inc.	391,339

		1,004,198

Leisure Equipment & Products — 0.5%
9,210	Marvel Enterprises, Inc.*	174,898

Media — 2.1%
2,500	Carmike Cinemas, Inc.*	94,350
10,620	Citadel Broadcasting Co*	184,257
10,920	Spanish Broadcasting System, Inc. — Class A shares*	106,142
28,672	UnitedGlobalCom, Inc. — Class A shares*	214,467
11,000	Young Broadcasting Inc. — Class A shares*	194,260

		793,476

Multiline Retail — 0.5%
8,800	99 Cents Only Stores*	173,888

Specialty Retail — 3.1%
6,500	Barnes & Noble, Inc.*	194,155
13,110	The Gymboree Corp.*	231,392
7,920	The Men’s Wearhouse, Inc.*	201,880
7,490	The Sports Authority, Inc.*	287,167
4,470	Zale Corp.*	249,962

		1,164,556

Textiles & Apparel — 1.4%
3,640	Carter’s, Inc.*	109,746
5,700	Reebok Internationl Ltd	207,366
13,110	Tommy Hilfiger Corp*	204,516

		521,628

	TOTAL CONSUMER DISCRETIONARY	3,832,644

CONSUMER STAPLES — 1.9%
Food & Drug Retailing — 1.3%
3,430	Duane Reade Inc.*	57,247
15,879	Pathmark Stores, Inc.*	135,765
6,030	Performance Food Group Co.*	211,834
5,600	7-Eleven, Inc.*	90,160

		495,006

Food Products — 0.6%
5,930	Ralcorp Holdings, Inc.*	206,423

	TOTAL CONSUMER STAPLES	701,429

See Notes to Financial Statements.

4 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

SHARES	SECURITY	VALUE

ENERGY — 4.6%
Energy Equipment & Services — 2.0%
14,900	Key Energy Services, Inc.*	$158,834
20,370	Pride International, Inc.*	343,642
10,710	Rowan Companies, Inc.*	238,833

		741,309

Oil & Gas — 2.6%
4,570	EverGreen Resources, Inc.*	183,394
4,160	Forest Oil Corp.*	109,200
10,820	Patina Oil & Gas Corp.	300,796
8,000	Plains Exploration & Production Co.*	157,600
8,080	Whiting Petroleum Corp.*	204,828

		955,818

	TOTAL ENERGY	1,697,127

FINANCIALS — 11.5%
Banks — 5.0%
3,200	Banknorth Group, Inc.	98,016
1,400	City National Corp.	86,310
3,000	Commerce Bancorp, Inc.	171,030
9,460	Cullen Frost Bankers, Inc.	409,618
3,750	Downey Financial Corp.	180,938
5,410	East West Bancorp, Inc.	304,745
4,300	Investors Financial Services Corp.	167,141
2,561	UCBH Holdings, Inc.	94,808
7,380	Westamerica Bancorp.	358,668

		1,871,274

Diversified Financials — 1.6%
8,265	Affiliated Managers Group, Inc.*	402,506
8,110	Waddell & Reed Financial, Inc. — Class A shares	180,285

		582,791

Insurance — 2.0%
2,390	Aspen Insurance Holdings Ltd.	55,735
2,600	Brown & Brown, Inc.	101,426
7,380	IPC Holdings, Ltd.	271,584
3,600	PartnerRe Ltd.	206,280
2,492	Platinum Underwriters Holdings, Ltd.	79,694
900	U. S. I. Holdings Corp.*	13,635

		728,354

Real Estate — 2.9%
4,972	Alexandria Real Estate Equities, Inc.	282,509
14,790	American Financial Realty Trust	218,892
5,210	Ashford Hospitality Trust	43,764
338	CenterPoint Properties Trust	24,370
4,454	Cousins Properties, Inc.	125,246
9,037	PS Business Parks, Inc.	342,954
3,256	United Dominion Realty Trust, Inc.	58,445

		1,096,180

	TOTAL FINANCIALS	4,278,599

See Notes to Financial Statements.

5 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

SHARES	SECURITY	VALUE

HEALTH CARE — 22.6%
Biotechnology — 12.0%
45,920	Abgenix, Inc.*	$747,118
15,710	Alexion Pharmaceuticals, Inc.*	353,789
40,350	BioMarin Pharmaceutical Inc.*	279,222
16,410	Encysive Pharmaceuticals Inc.*	164,921
8,000	Nabi Biopharmaceuticals*	130,800
8,560	Onyx Pharmaceuticals, Inc.*	422,179
31,600	PRAECIS Pharmaceuticals Inc.*	184,544
37,440	QLT Inc.*	1,009,757
40,320	Transkaryotic Therapies, Inc.*	585,850
23,800	United Therapeutics Corp.*	585,956

		4,464,136

Health Care Equipment & Supplies — 3.1%
7,600	Advanced Neuromodulation System, Inc.*	207,100
26,180	DJ Orthopedics Inc.*	602,925
7,300	Dade Behring Holdings Inc.*	335,800

		1,145,825

Pharmaceuticals — 7.5%
10,300	aaiPharma Inc.*	65,508
31,090	Ista Pharmaceuticals, Inc.*	466,350
26,940	InterMune Inc.*	397,365
21,000	Ligand Pharmaceuticals Inc. — Class B shares*	449,610
33,410	NPS Pharmaceuticals, Inc.*	836,921
28,380	Nektar Therapeutics*	574,695

		2,790,449

	TOTAL HEALTH CARE	8,400,410

INDUSTRIALS — 6.2%
Aerospace & Defense — 0.9%
26,420	AeroFlex Inc.*	332,364

Commercial Servcies & Supplies — 2.6%
58,660	ActivCard Corp.*	370,144
35,400	CSG Systems International, Inc.*	594,366

		964,510

Construction & Engineering — 0.9%
11,130	Chicago Bridge & Iron Co. N.V . — NY shares	319,988

Machinery — 0.5%
10,656	AGCO Corp.*	205,128

Trading Companies & Distributions — 1.3%
16,950	MSC Industrial Direct Co., Inc. — Class A shares	485,787

	TOTAL INDUSTRIALS	2,307,777

See Notes to Financial Statements.

6 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 29.3%
Communications Equipment — 6.0%
145,600	ADC Telecommunications, Inc.*	$364,000
44,230	Arris Group Inc.*	264,495
11,238	Avocent Corp.*	360,626
94,640	Enterasys Networks, Inc.*	198,744
40,920	Extreme Networks, Inc.*	226,288
28,900	Foundry Networks, Inc.*	326,570
22,226	McDATA Corp. — Class A shares*	118,465
13,715	Powerwave Technologies, Inc.*	92,851
16,983	Tekelec*	283,107

		2,235,146

Computers & Peripherals — 3.0%
27,909	Cray, Inc.*	173,036
25,170	Eletronics for Imaging, Inc.*	638,815
26,370	Innovex, Inc.*	147,144
71,240	Silicon Graphics, Inc.*	137,493

		1,096,488

Electronic Equipment & Instruments — 1.4%
22,150	Exar Corp.*	338,009
12,465	Plexus Corp.*	179,247

		517,256

Internet Software & Services — 2.9%
4,800	Digitas Inc.*	48,183
33,800	Netegrity, Inc.*	283,920
25,760	NETGEAR, Inc.*	280,269
10,622	Openwave Systems Inc.*	90,499
18,300	RADWARE Ltd.*	386,679

		1,089,550

IT Consulting & Services — 0.7%
9,990	ProQuest Co.*	266,733

Semiconductor Equipment & Products — 6.4%
49,710	Adaptec, Inc.*	388,732
20,710	Celeritek, Inc.	67,515
30,900	Credence Systems Corp.*	344,226
9,780	Integrated Circuit Systems, Inc.*	231,688
18,100	Trident Microsystems, Inc.*	251,047
37,330	White Electronic Designs Corp.*	270,643
218,020	Zarlink Semiconductor Inc.*	797,953

		2,351,804

See Notes to Financial Statements.

7 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

SHARES	SECURITY	VALUE

Software — 8.9%
37,181	Activision, Inc.*	$559,946
58,550	Borland Software Corp.*	483,038
15,004	Compuware Corp.*	114,781
18,540	NetIQ Corp.*	238,424
29,600	Networks Associates, Inc.*	464,128
47,312	Novell, Inc.*	456,088
4,500	Take-Two Interactive Software, Inc.*	130,005
64,647	TIBCO Software Inc.*	484,852
13,410	Verint Systems Inc.*	360,192

		3,291,454

	TOTAL INFORMATION TECHNOLOGY	10,848,431

MATERIALS — 3.9%
Chemicals — 2.3%
15,600	Georgia Gulf Corp.	497,016
3,220	Minerals Technologies Inc.	188,853
3,120	The Valspar Corp.	154,908

		840,777

Metals & Mining — 1.6%
44,200	AK Steel Holding Corp.*	207,740
9,780	Apex Silver Mines Ltd.*	160,001
13,830	Compass Minerals International, Inc.	226,812

		594,553

	TOTAL MATERIALS	1,435,330

TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
55,740	Cincinnati Bell Inc.*	220,173
30,900	Citizens Communications Co.*	402,936
7,490	Commonwealth Telephone Enterprises, Inc.*	312,033
1,950	SpectraSite, Inc.*	72,872

		1,008,014

Wireless Telecommunication Services — 0.3%
7,000	Nextel Partners, Inc. — Class A shares*	93,450

	TOTAL TELECOMMUNICATION SERVICES	1,101,464

UTILITIES — 0.8%
Gas Utilities — 0.8%
14,400	Southern Union Co.*	283,104

	TOTAL UTILITIES	283,104

	TOTAL COMMON STOCKS
	(Cost — $34,187,783)	34,886,315

See Notes to Financial Statements.

8 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 5.9%
$2,179,000	UBS Warburg Repurchase Agreement, 1.02% due 5/3/04; proceeds at maturity $2,179,185
	(Fully collateralized by FNMA, 7.25% due 1/15/10 valued at $2,222,582)
	(Cost — $2,179,000)	$2,179,000

	TOTAL INVESTMENTS — 100%
	(Cost — $36,366,783)	$37,065,315

* Non-income producing security.

See Notes to Financial Statements.

9 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2004

ASSETS:
Investments at value (Cost -$34,187,783)	$34,886,315
Repurchase agreement at amortized cost (Cost - $2,179,000)	2,179,000
Cash	645
Receivable for investments sold	1,400,094
Receivable for shares of beneficial interest sold	161,548
Dividends and interest receivable	4,610

Total Assets	38,632,212

LIABILITIES:
Payable for investments purchased	605,977
Management fees payable (Note 2)	35,354
Payable for shares of beneficial interest repurchased	17,032
Distribution/Service fees payable (Note 3)	14,784
Accrued expenses and other liabilities	88,174

Total Liabilities	761,321

Total Net Assets	$37,870,891

NET ASSETS:
Par value of shares of beneficial interest ($0.00001 par value, unlimited shares authorized)	$20
Capital paid in excess of par value	33,211,366
Accumulated net investment loss	(91,112)
Accumulated net realized gain from security transactions	4,052,085
Net unrealized appreciation of investments	698,532

Total Net Assets	$37,870,891

Computation of
Class A Shares:
Net Asset Value per share ($23,301,486/1,231,237 shares outstanding)	$18.93
Offering Price per share ($18.93 ÷ 0.95)	$19.93	*

Class B Shares:
Net Asset Value per share and offering price ($2,980,881/164,939 shares outstanding)	$18.07	**

Class C Shares†:
Net Asset Value per share ($8,637,932/468,971 shares outstanding)	$18.42	**

Class Y Shares:
Net Asset Value per share and offering price ($2,950,592/155,373 shares outstanding)	$18.99

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.

10 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2004

INVESTMENT INCOME:
Dividend	$159,482
Interest	17,220
Less: Foreign taxes withheld	(119)

Total Investment Income	176,583

EXPENSES:
Management fees (Note 2)	190,174
Distribution/Service fees (Note 3)	74,258
Transfer agent fees	33,882
Custody and fund accounting fees	25,289
Blue sky fees	24,890
Shareholder reports	24,365
Audit fees	4,333
Legal fees	2,175
Trustees’ fees	1,443
Other	6,620

Total Expenses	387,429

Less: Aggregate amount waived by the Manager (Note 2)	(119,734)

Net Expenses	267,695

Net Investment Loss	(91,112)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	3,954,456
Net decrease in unrealized appreciation on investments	(2,345,158)
Net realized loss on investments and reimbursement from the manager related to prospectus restrictions (Note 9)	29,200

Net Realized and Unrealized Gain From Investments	1,638,498

Net Increase in Net Assets From Operations	$1,547,386

See Notes to Financial Statements.

11 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

OPERATIONS:
Net investment loss	$(91,112)	$(148,607)
Net realized gain (loss) from investment transactions	3,954,456	(430,690)
Unrealized appreciation (depreciation) of investments	(2,345,158)	7,329,176
Net realized and unrealized gains on investments related to prospectus restrictions	29,200	450,862

Net Increase in Net Assets Resulting From Operations	1,547,386	7,200,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain Class A	(412,721)	—
Net realized gain Class B	(54,574)	—
Net realized gain Class C	(83,427)	—
Net realized gain Class Y	(24,531)	—

Decrease in Net Assets From Distributions to Shareholders	(575,253)	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	5,860,530	7,825,518
Net asset value of shares issued to shareholders from reinvestment of distributions	377,218	—
Cost of shares repurchased	(5,471,730)	(8,784,571)

Total Class A	766,018	(959,053)

Class B
Net proceeds from sale of shares	534,509	725,409
Net asset value of shares issued to shareholders from reinvestment of distributions	51,465	—
Cost of shares repurchased	(438,079)	(212,066)

Total Class B	147,895	513,343

Class C*
Net proceeds from sale of shares	6,290,447	2,079,511
Net asset value of shares issued to shareholders from reinvestment of distributions	78,815	—
Cost of shares repurchased	(950,160)	(616,923)

Total Class C	5,419,102	1,462,588

Class Y
Net proceeds from sale of shares	2,346,260	808,832
Net asset value of shares issued to shareholders from reinvestment of distributions	24,441	—
Cost of shares repurchased	(313,228)	—

Total Class Y	2,057,473	808,832

Net Increase in Net Assets From Transactions in Shares
of Beneficial Interest	8,390,488	1,825,710

Net Increase in Net Assets	9,362,621	9,026,451
NET ASSETS:
Beginning of period	28,508,270	19,481,819

End of period†	$37,870,891	$28,508,270

† Includes accumulated net investment loss:	$(91,112)	$—

* Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.

12 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Smith Barney Fund Management LLC (the “Manager”). Citigroup Global Markets Inc. (“CGM”), serves as the Fund’s distributor, (the “Distributor”) and continues to sell Fund shares to the public as a member of the selling group. Smith Barney Fund Management Inc., and CGM are subsidiaries of Citigroup Inc. (“Citigroup”).

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004 the Fund paid transfer agent fees of $33,365 to CTB.

The Fund offers Class A, Class B, Class C (effective April 29, 2004, Class L was renamed Class C ) and Class Y shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class C shares pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. For the six months ended April 30, 2004, the Fund has been informed that the Distributor retained front-end net commissions paid by investors of $16,000 and $4,000 from sales of Class A and Class C shares, respectively and $2,000 and $1,000 in deferred sales charges from redemptions of Class B and Class C shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are value at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

13 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. Distributions Distributions to shareholders are recorded on the ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements.The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly.The management fee is computed at the annual rate of 1.10% of the Funds’ average daily net assets.The management fee amounted to $190,174, of which $119,734 was voluntarily waived for the six months ended April 30, 2004.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class C shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund.The Service fees for Class A shares amounted to $29,870 for the six months ended April 30, 2004. Under the Class B and Class C Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class C shares of the Fund, respectively.The Service fees for Class B and Class C shares amounted to $14,884 and $29,504 respectively, for the six months ended April 30, 2004.These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

14 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,267,671 and $20,890,805 respectively, for the six months ended April 30, 2004. Brokerage commissions paid to Citigroup Global Markets, Inc. amounted to $0.

5. Federal Income Tax Basis of Investments

Then cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2004, as computed on a federal income tax basis, are as follows:

Gross unrealized appreciation	$3,531,065
Gross unrealized depreciation	(2,832,533)

Net unrealized appreciation	$698,532

6. Shares of Beneficial Interest

At April 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Class A
Shares sold	298,622	521,588
Shares issued on reinvestment	19,791	—
Shares repurchased	(279,924)	(589,462)

Net Increase (Decrease)	38,489	(67,874)

Class B
Shares sold	28,469	49,308
Shares issued on reinvestment	2,820	—
Shares repurchased	(23,423)	(14,915)

Net Increase	7,866	34,393

Class C*
Shares sold	329,135	129,456
Shares issued on reinvestment	4,237	—
Shares repurchased	(49,947)	(45,016)

Net Increase	283,425	84,440

Class Y**
Shares sold	120,214	50,724
Shares issued on reinvestment	1,279	—
Shares repurchased	(16,844)	—

Net Increase	104,649	50,724

*	Effective April 29, 2004 Class L shares were redesignated as Class C shares.
**	April 11, 2003 (Commencement of Operations).

15 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan during this period.The Fund’s allocable share of the expense of the Plan for the six months ended April 30, 2004 and the related liability at April 30, 2004 were not material.

8. Additional Information

The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997–1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a onetime payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S.Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

16 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments.The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

The Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy.The net realized gain on such sales were approximately $306,000. In addition, the Manager reimbursed the Fund for losses on investments that were acquired in violation of its investment policy in the amount of $29,200.

10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

17 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of Capital Stock:

	Six Months Ended			Year Ended October 31,
	April 30, 2004
Class A Shares	(unaudited)		2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$18.09		$13.17	$16.13	$31.06	$21.44	$16.96

Income From Operations:
Net investment loss	(0.036	)†	(0.084)†	(0.093)	(0.111)	(0.525)	(0.196)†
Net realized and unrealized gain (loss)	1.219		5.004	(2.867)	(7.432)	10.145	4.676

Total From Operations	1.183		4.920	(2.960)	(7.543)	9.620	4.480

Less Distributions From:
Net investment income	—		—	—	—	—	—
Net realized gain	(0.343)		—	—	(7.387)	—	—

Total Distributions	(0.343)		—	—	(7.387)	—	—

Net Asset Value, End of Period	$18.93		$18.09	$13.17	$16.13	$31.06	$21.44

Total Return	6.53	%**	37.36%‡	(18.35)%	(27.89)%	44.87%	26.42%

Net Assets, End of Period (000’s)	$23,301		$21,581	$16,608	$21,529	$30,717	$23,794

Ratios to Average Net Assets:
Expenses	1.35	%*	1.35%	1.35%	1.35%(a)	1.35%(a)	1.35%(a)
Net investment loss	(0.36	)%*	(0.57)%	(0.56)%	(0.60)%	(0.82)%	(1.03)%

Portfolio Turnover Rate	67%		141%	21%	57%	81%	104%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.103	)†	$(0.278)†	$(0.357)	$(0.345)	$(0.435)	$(0.351)†
Ratios:
Expenses to average net assets	2.03	%*	2.68%	2.93%	2.61%(a)	2.18%(a)	2.16%(a)
Net investment loss to average net assets	(1.04	)%*	(1.90)%	(2.14)%	(1.86)%	(1.65)%	(1.84)%

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
‡	2.16% of Class A’s total return resulted from investments not meeting the investment policy of the Fund. (See Note 11 to the financial statements.)
(a)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.

18 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

							January 4, 1999
	Six Months Ended		Year Ended October 31,				(Commencement
	April 30, 2004						of Operations) to
Class B Shares	(unaudited)		2003	2002	2001	2000	October 31, 1999

Net Asset Value, Beginning of Period	$17.36		$12.73	$15.71	$30.65	$21.31	$18.95

Income From Operations:
Net investment loss	(0.104	)†	(0.188)†	(0.198)	(0.214)	(0.481)	(0.265	)†
Net realized and unrealized gain (loss)	1.157		4.818	(2.782)	(7.339)	9.821	2.625

Total From Operations	1.053		4.630	(2.980)	(7.553)	9.340	2.360

Less Distributions From:
Net investment income	—		—	—	—	—	—
Net realized gain	(0.343)		—	—	(7.387)	—	—

Total Distributions	(0.343)		—	—	(7.387)	—	—

Net Asset Value, End of Period	$18.07		$17.36	$12.73	$15.71	$30.65	$21.31

Total Return	6.05	%**	36.37%‡	(18.97)%	(28.42)%	43.78%	12.45	%**

Net Assets, End of Period (000’s)	$2,981		$2,726	$1,562	$1,730	$1,743	$737

Ratios to Average Net Assets:
Expenses	2.10	%*	2.10%	2.10%	2.10%(a)	2.10%(a)	2.10%(a)*
Net investment loss	(1.11	)%*	(1.34)%	(1.30)%	(1.36)%	(1.55)%	(1.77	)%*

Portfolio Turnover Rate	67%		141%	21%	57%	81%	104%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.167	)†	$(0.375)†	$(0.439)	$(0.453)	$(0.621)	$(0.420	)†
Ratios:
Expenses to average net assets	2.78	%*	3.43%	3.68%	3.61%(a)	2.93%(a)	2.91%(a)*
Net investment loss to average net assets	(1.79	)%*	(2.67)%	(2.88)%	(2.87)%	(2.40)%	(2.58	)%*

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
‡	2.23% of Class B’s total return resulted from investments not meeting the investment policy of the Fund. (See Note 11 to the financial statements.)
(a)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.

19 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

							September 22, 2000
	Six Months Ended		Year Ended October 31,				(Commencement
	April 30, 2004						of Operations) to
Class C Shares#	(unaudited)		2003	2002	2001		October 31, 2000

Net Asset Value, Beginning of Period	$17.68		$12.97	$16.00	$31.06		$32.62

Income From Operations:
Net investment loss	(0.097	)†	(0.186)†	(0.122)	(0.153)		(0.065)
Net realized and unrealized gain (loss)	1.180		4.896	(2.908)	(7.520)		(1.495)

Total From Operations	1.083		4.710	(3.03)	(7.673)		(1.560)

Less Distributions From:
Net investment income	—		—	—	—		—
Net realized gain	(0.343)		—	—	(7.387)		—

Total Distributions	(0.343)		—	—	(7.387)		—

Net Asset Value, End of Period	$18.42		$17.68	$12.97	$16.00		$31.06

Total Return	6.11	%**	36.31%‡	(18.94)%	(28.39)%		(4.78)%**

Net Assets, End of Period (000’s)	$8,638		$3,281	$1,312	$523		$19

Ratios to Average Net Assets:
Expenses	2.10	%*	2.10%	2.10%	2.10	%(a)	2.10	%(a)*
Net investment loss	(1.01	)%*	(1.34)%	(1.22)%	(1.37)%		(1.91	)%*

Portfolio Turnover Rate	67%		141%	21%	57%		81%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net nvestment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.162	)†	$(0.371)†	$(0.280)	$(0.383)		$(0.140)
Ratios:
Expenses to average net assets	2.78	%*	3.43%	3.68%	4.16	%(a)	2.93	%(a)*
Net investment loss to average net assets	(1.69	)%*	(2.67)%	(2.80)%	(3.43)%		(2.74	)%*

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
‡	2.19% of Class C’s total return resulted from investments not meeting the investment policy of the Fund. (See Note 11 to the financial statements.)
(a)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
#	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.

20 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

			April 11, 2003
	Six Months Ended		(Commencement
	April 30, 2004		of Operations) to
Class Y Shares	(unaudited)		October 31, 2003

Net Asset Value, Beginning of Period	$18.13		$12.88

Income From Operations:
Net investment gain (loss)	0.000	(b)†	(0.029	)†
Net realized and unrealized gain	1.203		5.279

Total From Operations	1.203		5.250

Less Distributions From:
Net investment income	—		—
Net realized gain	(0.343)		—

Total Distributions	(0.343)		—

Net Asset Value, End of Period	$18.99		$18.13

Total Return	6.62	%**	40.76	%**‡

Net Assets, End of Period (000’s)	$2,951		$920

Ratios to Average Net Assets:
Expenses	1.10	%*	1.08	%*
Net investment loss	0.00	%*(c)	(0.51	)%*

Portfolio Turnover Rate	67%		141%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the years indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.066	)†	$(0.104	)†
Ratios:
Expenses to average net assets	1.78	%*	2.41	%*
Net investment loss to average net assets	(0.68	)%*	(1.83	)%*

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
‡	2.19% of Class Y’s total return resulted from investments not meeting the investment policy of the Fund. (See Note 11 to the financial statements.)
(b)	Amount represents less than $0.001 per share.
(c)	Amount represents less than .01%.

See Notes to Financial Statements.

21 Smith Barney Small Cap Growth Opportunities Fund | 2004 Semi-Annual Report

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	DISTRIBUTOR
Mark T. Finn	Citigroup Global Markets Inc.
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross	CUSTODIAN
Diana R. Harrington	State Street Bank
Susan B. Kerley	& Trust Company
Alan G. Merten
R. Richardson Pettit
TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA*	New York, NY 10004
President and
Chief Executive Officer
SUB-TRANSFER AGENT
PFPC Global Fund Services
Andrew B. Shoup*	P.O. Box 9699
Senior Vice President and	Providence, RI 02940-9699
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager

Smith Barney Trust II

Smith Barney Small Cap Growth Opportunities Fund The fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SMALL CAP
     GROWTH OPPORTUNITIES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010
and by visiting the SEC’s web site at www.sec.gov.	©2004 Citigroup Global Markets Inc. Member NASD, SIPC FD02556 6/04 04-6797

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

         Not applicable.

ITEM 9.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                  disclosure controls and procedures (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                  required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934

         (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last
                  fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT       Certifications pursuant to section 302
                                        of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT    Certifications pursuant to Section 906
                                        of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date: June 24, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date: June 24, 2004

By:   /s/ ANDREW B. SHOUP
      Chief Administrative Officer of
      SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date: June 24, 2004